Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Business Acquisition [Line Items]
Supplemental pro forma financial information
Unaudited supplemental pro forma financial information, prepared as though the acquisitions had been completed at the beginning of the year in which they were completed and the beginning of the immediately preceding year, is as follows:

	Years ended December 31,
(in thousands, except per share data)	2009	2010
	(unaudited)
Revenue	$46,050	$60,593
Net loss	(1,885)	(515)

Net loss per share
Basic and diluted	$(0.84)	$(0.18)

Integrated Voice Solutions, Inc.
Business Acquisition [Line Items]
Purchase price allocation
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$1,170
Accounts receivable	47
Other current assets	28
Property and equipment	12
Customer relationships	1,500
Developed technology	400
Goodwill	1,922
Total assets acquired	5,079
Liabilities assumed	(1,007)
Net assets acquired	$4,072

OptiVox
Business Acquisition [Line Items]
Purchase price allocation
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Fixed assets	$38
Trademarks	60
Customer relationships	380
Developed technology	760
Goodwill	2,645
Net assets acquired	$3,883

Wallace Wireless, Inc.
Business Acquisition [Line Items]
Purchase price allocation
The Company’s allocation of the purchase price is summarized below:

(in thousands)	Estimated fair value

Assets acquired
Cash	$46
Accounts receivable	126
Other current assets	100
Other receivables	458
Property and equipment	5
Trademarks	10
Non-compete agreements	70
Customer relationships	470
Developed technology	510
In-process R&D	210
Goodwill	1,008
Total assets acquired	3,013
Liabilities assumed	(922)
Net assets acquired	$2,091